Corporate Information - Summary of information about company principal subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 USD ($)
AMTD International Holding Group Limited (formerly known as AMTD Financial Planning Limited) ("AMTD IHG") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		Hong Kong (‘‘HK’’)
Issued and registered share capital		$ 500,000
Proportion Of Ownership Interest In Subsidiary Direct		100.00%	100.00%
Principal activities		Investment holding
AMTD Securities Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Investment holding
AMTD Global Markets Limited (formerly known as AMTD Asset Management Limited) ("AMTD GM") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1,561,610,980
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Provision of investment banking, financial advisory services and asset management services
AMTD Global Markets Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation		Singapore
Issued and registered share capital				$ 5,000,000
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Provision of investment banking, financial advisory services
Asia Alternative Asset Partners Limited ("AMTD AAAPL") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 5,000,000
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Provision of investment advisory services
AMTD Strategic Investment Limited ("AMTD SI") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Strategic investment
AMTD Investment Solutions Group Limited ("AMTD ISG") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Strategic investment
AMTD Overseas Limited (formerly known as AMTD Europe Holdings Limited) ("AMTD Overseas") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%
Principal activities		Strategic investment
AMTD Fintech Investment Limited ("AMTD FI") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		HK
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Strategic investment
AMTD Investment Inc. ("AMTD Investment") [member]
Disclosure of subsidiaries [line items]
Place of incorporation		Cayman Islands
Issued and registered share capital					$ 1
Proportion Of Ownership Interest In Subsidiary Direct		100.00%	100.00%
Principal activities		Investment holding
AMTD Strategic Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		BVI
Issued and registered share capital					1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Investment holding
AMTD Investment Solutions Group (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		BVI
Issued and registered share capital					1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Investment holding
AMTD IDEA International Limited (formerly known as AMTD Overseas (BVI) Limited)
Disclosure of subsidiaries [line items]
Place of incorporation		BVI
Issued and registered share capital					1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Investment holding
AMTD Fintech Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		BVI
Issued and registered share capital					1
Proportion of Ownership Interest In Subsidiaries Indirect		100.00%	100.00%
Principal activities		Investment holding
AMTD Capital Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	[1]	People’s Republic of China
Issued and registered share capital	[1]				$ 3,990,000
Proportion of Ownership Interest In Subsidiaries Indirect	[1]	50.13%	100.00%
Principal activities	[1]	Private fund management

[1]	* The translation is for identification purpose only